UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3104

                           CENTENNIAL TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                          Date of fiscal year end: JUNE

                      Date of reporting period: 06/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                         5 | CENTENNIAL TAX EXEMPT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    BEGINNING       ENDING        EXPENSES
                                    ACCOUNT         ACCOUNT       PAID DURING
                                    VALUE           VALUE         6 MONTHS ENDED
                                    (1/1/06)        (6/30/06)     JUNE 30, 2006
--------------------------------------------------------------------------------
Actual                              $1,000.00       $1,013.70     $ 3.38
--------------------------------------------------------------------------------
Hypothetical                         1,000.00        1,021.45       3.39

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2006 is as follows:

EXPENSE RATIO
-------------
    0.68%
--------------------------------------------------------------------------------

                         6 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  June 30, 2006
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL             VALUE
                                                                                          AMOUNT        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.5%
-------------------------------------------------------------------------------------------------------------------
ALABAMA--3.7%
AL IDAU RB, Scientific Utilization Project, Series 1996, 4.49% 1                  $    1,350,000    $    1,350,000
-------------------------------------------------------------------------------------------------------------------
AL IDAU RB, Well Built Cabinet, Inc. Project, 4.14% 1                                    410,000           410,000
-------------------------------------------------------------------------------------------------------------------
AL IDAU RB, Whitesell Project, 4.32% 1                                                 2,025,000         2,025,000
-------------------------------------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council RB, Southern Bag Corp. Ltd.
Expansion Project, Series 1998, 4.19% 1                                                3,000,000         3,000,000
-------------------------------------------------------------------------------------------------------------------
Cullman Cnty., AL Medical Park South Medical Clinic Board RB,
P-Floats, Series MT-121, 4.03% 1,2                                                    11,925,000        11,925,000
-------------------------------------------------------------------------------------------------------------------
Cullman Cnty., AL Medical Park South Medical Clinic Board RB,
P-Floats, Series MT-200, 4.06% 1                                                      25,995,000        25,995,000
-------------------------------------------------------------------------------------------------------------------
Cullman Cnty., AL SWD Authority RB, Cullman Environmental, Inc.
Project, Series 2003-A, 4.32% 1                                                        1,895,000         1,895,000
-------------------------------------------------------------------------------------------------------------------
Florence, AL IDB RB, Nichols Wire, Inc. Project, Series A, 4.32% 1                     2,570,000         2,570,000
-------------------------------------------------------------------------------------------------------------------
Hoover, AL MH RB, Royal Oaks Apts. Project, Series 2004, 4.05% 1                       5,200,000         5,200,000
-------------------------------------------------------------------------------------------------------------------
Mobile, AL Medical Clinic Board RB, Springhill Professional Ltd.,
Series 1996, 4.03% 1                                                                   1,615,000         1,615,000
-------------------------------------------------------------------------------------------------------------------
Montgomery, AL Education Building Authority RB, Faulkner University
Campus Housing Project, Series 2004, 4.22% 1                                           2,910,000         2,910,000
-------------------------------------------------------------------------------------------------------------------
Montgomery, AL IDB RB, Asphalt Contractors, Inc., 4.32% 1                                400,000           400,000
-------------------------------------------------------------------------------------------------------------------
Montgomery, AL IDB RB, Bristol Properties LLC Project,
Series 2006A, 4.32% 1                                                                  4,400,000         4,400,000
                                                                                                    ---------------
                                                                                                        63,695,000

-------------------------------------------------------------------------------------------------------------------
ALASKA--0.6%
Anchorage, AK GO TANs, Series 2006, 4.50%, 12/28/06                                    5,000,000         5,020,717
-------------------------------------------------------------------------------------------------------------------
North Slope Borough, AK GOB, Series B, 4% 1                                            5,200,000         5,200,000
                                                                                                    ---------------
                                                                                                        10,220,717

-------------------------------------------------------------------------------------------------------------------
ARIZONA--2.7%
First Matrix Charter School Trust II Pass-Through Certificates,
Series 2005-A, 4.17% 1,2                                                              15,536,000        15,536,000
-------------------------------------------------------------------------------------------------------------------
Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project, Series 1995, 4% 1              22,500,000        22,500,000
-------------------------------------------------------------------------------------------------------------------
Tempe, AZ IDAU MH RB, P-Floats, Series MT-067, 4.06% 1,2                               8,295,000         8,295,000
                                                                                                    ---------------
                                                                                                        46,331,000

-------------------------------------------------------------------------------------------------------------------
CALIFORNIA--5.4%
Alameda, CA Corridor Transporation Authority RRB,
P-Floats, Series PZ-61, 4.03% 1,2                                                         60,000            60,000
-------------------------------------------------------------------------------------------------------------------
CA GOUN, P-Floats, Series PZP-010, 4.07% 1,2                                          19,025,000        19,025,000
-------------------------------------------------------------------------------------------------------------------
CA GOUN, P-Floats, Series PZP-011, 4.10% 1,2                                           2,525,000         2,525,000
-------------------------------------------------------------------------------------------------------------------
CA P-Floats, Series PZP-002, 4.07% 1                                                  11,445,000        11,445,000
-------------------------------------------------------------------------------------------------------------------
CA P-Floats, Series PZP-005, 4.07% 1,2                                                20,810,000        20,810,000


                         7 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL             VALUE
                                                                                          AMOUNT        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
CA RB, P-Floats, Series PZP-008, 4.07% 1,2                                        $    4,600,000    $    4,600,000
-------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-012, 4.07% 1,2                                             8,540,000         8,540,000
-------------------------------------------------------------------------------------------------------------------
CA RB, Trust Certificates, Series 1999-2, 4.02% 1                                      8,349,000         8,349,000
-------------------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, P-Floats, Series PT-3099, 4.07% 1,2                                      800,000           800,000
-------------------------------------------------------------------------------------------------------------------
Chaffey, CA Community College District GOUN, PTTR, Series 925, 3.60% 1                 5,485,000         5,485,000
-------------------------------------------------------------------------------------------------------------------
San Joaquin Delta Community College District GOUN, CA
Municipal Securities Trust Certificates, Cl. A, Series 3020, 4.08% 1,2                 8,070,000         8,070,000
-------------------------------------------------------------------------------------------------------------------
Santa Rosa, CA Wastewater RB, P-Floats, Series PZ-43, 4.03% 1                          2,310,000         2,310,000
                                                                                                    ---------------
                                                                                                        92,019,000

-------------------------------------------------------------------------------------------------------------------
COLORADO--6.2%
Arista, CO Metro District Special Limited RB, Broomfield Event Center,
Series A, 4.08% 1                                                                      5,100,000         5,100,000
-------------------------------------------------------------------------------------------------------------------
Brighton, CO Crossing Metro District No. 4 RB, Series 2004, 4.12% 1                    5,000,000         5,000,000
-------------------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOB, Series B, 3.45%, 12/1/06 3               3,000,000         3,000,000
-------------------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOUN, Series A, 4.02% 1                       1,790,000         1,790,000
-------------------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOUN, Series B, 4.02% 1                         585,000           585,000
-------------------------------------------------------------------------------------------------------------------
CO ECFA Public Radio RB, Community Wireless Park City, 3.99% 1                           690,000           690,000
-------------------------------------------------------------------------------------------------------------------
CO ECFA RB, St. Marys Academy Project, 4.09% 1                                         3,000,000         3,000,000
-------------------------------------------------------------------------------------------------------------------
CO HFA ED RB, YRC LLC Project, Series 2005, 4.17% 1                                    2,180,000         2,180,000
-------------------------------------------------------------------------------------------------------------------
CO MuniMae Trust Pass-Through Certificates, Canterberry Crossing,
Series 2002-A, Cl. A, 4.17% 1                                                         12,290,000        12,290,000
-------------------------------------------------------------------------------------------------------------------
Commerce City, CO GOUN, Northern Infrastructure
General Improvement District, 4% 1                                                     1,500,000         1,500,000
-------------------------------------------------------------------------------------------------------------------
Concord Metro District, CO REF GO, Improvement Projects,
Series 2004, 3.50%, 12/1/06 3                                                          2,600,000         2,600,000
-------------------------------------------------------------------------------------------------------------------
Denver, CO International Business Center Metro District No. 1 GOLB,
Series 2002, 4.22% 1                                                                   8,015,000         8,015,000
-------------------------------------------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust GOLB,
Series 2004-S1, Cl. A2, 4.12% 1                                                        8,500,000         8,500,000
-------------------------------------------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust RB,
Series 2005-S1, Cl. A2, 4.12% 1,2                                                      3,000,000         3,000,000
-------------------------------------------------------------------------------------------------------------------
Midcities Metro District No. 1, CO RB, BNP Paribas STARS
Certificates Trust, Series 2004-110, 4% 1                                             13,205,000        13,205,000
-------------------------------------------------------------------------------------------------------------------
Midcities Metro District No. 1, CO RRB, Series 2004A, 4.01% 1                         14,495,000        14,495,000
-------------------------------------------------------------------------------------------------------------------
Parker, CO Automotive Metro District GOLB, Series 2005, 3.45% 1                        4,510,000         4,510,000
-------------------------------------------------------------------------------------------------------------------
Sterling Park, CO RB, Sr. Certificates of Beneficial Ownership Trust,
Series 2006-6, 4.22% 1,2                                                               1,820,000         1,820,000
-------------------------------------------------------------------------------------------------------------------
Westminster, CO MH RB, P-Floats, Series MT-068, 4.06% 1,2                             14,670,000        14,670,000
                                                                                                    ---------------
                                                                                                       105,950,000


                         8 | CENTENNIAL TAX EXEMPT TRUST

                                                                                       PRINCIPAL             VALUE
                                                                                          AMOUNT        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
DELAWARE--0.1%
DE EDAU RB, Archmere Academy Project, Series 2006, 3.99% 1                        $    1,600,000    $    1,600,000
-------------------------------------------------------------------------------------------------------------------
FLORIDA--1.4%
Bay Cnty., FL EDLFA RB, Bay Haven Charter Academy, Series 2004, 4.05% 1               11,600,000        11,600,000
-------------------------------------------------------------------------------------------------------------------
Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A, 4.06% 1                2,650,000         2,650,000
-------------------------------------------------------------------------------------------------------------------
UCF Athletic Assn., FL RB, Roaring Fork Municipal Products LLC,
Series 2005-11, Cl. A, 4.05% 1,2                                                       9,475,000         9,475,000
                                                                                                    ---------------
                                                                                                        23,725,000

-------------------------------------------------------------------------------------------------------------------
GEORGIA--5.4%
Atlanta, GA Rapid Transit Authority Sales Tax RB,
Series 2004-A, 3.65%, 8/4/06                                                          25,000,000        25,000,000
-------------------------------------------------------------------------------------------------------------------
Atlanta, GA TXAL RB, Atlantic Station Project, Sub. Lien, Series 2006, 4.07% 1        30,300,000        30,300,000
-------------------------------------------------------------------------------------------------------------------
Columbus, GA DAU RB, Jordan Co. Project, Series 2000, 4.19% 1                            560,000           560,000
-------------------------------------------------------------------------------------------------------------------
GA GOB, Series 1995B, ETET Series 96C1004, Cl. A, 4.02% 1,2                           11,880,000        11,880,000
-------------------------------------------------------------------------------------------------------------------
GA Private Colleges & Universities Authority RRB,
Mercer University Project, Series 2006A, 4.02% 1                                       5,540,000         5,540,000
-------------------------------------------------------------------------------------------------------------------
GA Private Colleges & Universities Authority RRB,
Mercer University Project, Series 2006C, 4.02% 1                                       8,750,000         8,750,000
-------------------------------------------------------------------------------------------------------------------
Rockdale Cnty., GA DAU MH RB, Series F3J, 4.06% 1                                      7,835,000         7,835,000
-------------------------------------------------------------------------------------------------------------------
Turner Cnty., GA DAU IDR RB, McElroy Metal Mill, Inc., 4.19% 1                         2,250,000         2,250,000
                                                                                                    ---------------
                                                                                                        92,115,000

-------------------------------------------------------------------------------------------------------------------
ILLINOIS--10.0%
Boone, McHenry & DeKalb Cntys., IL Community SDI No. 100 GOUN,
P-Floats, Series PZ-50, 4.04% 1,2                                                      2,730,000         2,730,000
-------------------------------------------------------------------------------------------------------------------
Chicago, IL BOE GOUN, Series D, 3.99% 1                                                4,000,000         4,000,000
-------------------------------------------------------------------------------------------------------------------
Chicago, IL GOB, AAMC Series 2001-34, 4.02% 1,2                                       10,975,000        10,975,000
-------------------------------------------------------------------------------------------------------------------
Chicago, IL GOUN, Tender Option Certificates Trust, Series Z-10, 4.04% 1,2             3,155,000         3,155,000
-------------------------------------------------------------------------------------------------------------------
Chicago, IL RB, Boys & Girls Clubs Project, 4.25% 1                                      800,000           800,000
-------------------------------------------------------------------------------------------------------------------
Chicago, IL RB, Lakefront Millennium Parking Facility,
ETET Series 981303, Cl. A, 4.02% 1,2                                                  22,495,000        22,495,000
-------------------------------------------------------------------------------------------------------------------
Crestwood, IL Tax Increment RB, Series 2003, 4.02% 1                                  14,370,000        14,370,000
-------------------------------------------------------------------------------------------------------------------
East Peoria, IL CDAU RRB, The Kroger Co., Series 2003, 4.07% 1                         3,125,000         3,125,000
-------------------------------------------------------------------------------------------------------------------
IL DFA RB, Oak Crest Residence Project, Series 2000, 4.08% 1                           3,200,000         3,200,000
-------------------------------------------------------------------------------------------------------------------
IL FAU RB, Sauk Valley Community College Project, Series 2004A, 4.04% 1                6,725,000         6,725,000
-------------------------------------------------------------------------------------------------------------------
IL HFAU RB, Blessing Hospital, Series B, 4.01% 1                                       5,485,000         5,485,000
-------------------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB, P-Floats, Series 2006 Z-14, 4.04% 1,2         1,195,000         1,195,000
-------------------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB, P-Floats, Series PZ-44, 4.04% 1,2             6,605,000         6,605,000
-------------------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB, P-Floats, Series PZ-45, 4.04% 1,2             5,805,000         5,805,000
-------------------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB, P-Floats, Series PZ-62, 4.04% 1,2             3,000,000         3,000,000
-------------------------------------------------------------------------------------------------------------------
IL Metro Pier & Exposition Authority RB, P-Floats, Series PZ-83, 4.04% 1,2             5,585,000         5,585,000


                         9 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL             VALUE
                                                                                          AMOUNT        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
IL RB, P-Floats, Series PZP-006, 4.10% 1,2                                        $    8,475,000    $    8,475,000
-------------------------------------------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985 A, 4.11% 1                    26,860,000        26,860,000
-------------------------------------------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985 B, 4.20% 1                    19,335,486        19,335,486
-------------------------------------------------------------------------------------------------------------------
West Frankfort, IL IDV RRB, The Kroger Co., Series 2004, 4.07% 1                         800,000           800,000
-------------------------------------------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365 GOUN,
P-Floats, Series PZ-47, 4.04% 1,2                                                      8,995,000         8,995,000
-------------------------------------------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365 GOUN,
Tender Option Certificates Trust, Series 2006 Z-10, 4.04% 1,2                          2,065,000         2,065,000
-------------------------------------------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365 GOUN,
Trust Receipts, Series Z-13, 4.04% 1                                                   2,085,000         2,085,000
-------------------------------------------------------------------------------------------------------------------
Will Cnty., IL New Lenox SDI No. 122 GOUN, P-Floats, Series PZ-48, 4.04% 1,2           3,350,000         3,350,000
                                                                                                    ---------------
                                                                                                       171,215,486

-------------------------------------------------------------------------------------------------------------------
INDIANA--1.5%
IN GOB, AAMC Series 2003-15, Single Asset Trust, 4.02% 1,2                             8,500,000         8,500,000
-------------------------------------------------------------------------------------------------------------------
IN MPA PPS RB, ETET Series 981401, Cl. A, 4.02% 1,2                                   13,600,000        13,600,000
-------------------------------------------------------------------------------------------------------------------
Indianapolis, IN Local Public Improvement RB, P-Floats, Series PZ-58, 4.04% 1,2        3,190,000         3,190,000
                                                                                                    ---------------
                                                                                                        25,290,000

-------------------------------------------------------------------------------------------------------------------
IOWA--0.3%
IA FAU SWD RB, Natural Pork Production Project, Series 2005, 4.12% 1                   4,600,000         4,600,000
-------------------------------------------------------------------------------------------------------------------
KENTUCKY--1.5%
Hancock Cnty., KY SWD RB, NSA Ltd. Project, Series 1998, 4.27% 1                       7,815,000         7,815,000
-------------------------------------------------------------------------------------------------------------------
Morgantown, KY SWD Facilities RB, IMCO Recycling, Inc.
Project, Series 2004, 4.22% 1                                                          5,000,000         5,000,000
-------------------------------------------------------------------------------------------------------------------
Oldham Cnty., KY Industrial Building RB, Parts Unlimited, Inc.
Project, Series 2005, 4.22% 1                                                          2,265,000         2,265,000
-------------------------------------------------------------------------------------------------------------------
Somerset, KY Industrial Building RB, Tibbals Flooring Co.
Project, Series 1989, 4.32% 1                                                         10,000,000        10,000,000
                                                                                                    ---------------
                                                                                                        25,080,000

-------------------------------------------------------------------------------------------------------------------
LOUISIANA--4.7%
Jefferson Parish, LA Hospital Service District No. 001 RB, PTTR,
Series 522, 4.03% 1                                                                   22,000,000        22,000,000
-------------------------------------------------------------------------------------------------------------------
LA HFA MH RB, Walmsley Housing Corp. Project, Series 2004, 4.02% 1                     2,400,000         2,400,000
-------------------------------------------------------------------------------------------------------------------
LA Public FA MH RB, 4.07% 1                                                           10,500,000        10,500,000
-------------------------------------------------------------------------------------------------------------------
LA TS Financing Corp. RB, P-Floats, Series PA-1288, 4.04% 1,2                          2,000,000         2,000,000
-------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1993 B, 4.05% 1                            18,965,000        18,965,000
-------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1993 C, 4.05% 1                             1,785,000         1,785,000
-------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1995 A, 4.05% 1                            12,440,000        12,440,000
-------------------------------------------------------------------------------------------------------------------
Port New Orleans, LA Board RB, New Orleans Cold Storage Project,
Series 2002, 4.09% 1                                                                   5,500,000         5,500,000


                        10 | CENTENNIAL TAX EXEMPT TRUST

                                                                                       PRINCIPAL             VALUE
                                                                                          AMOUNT        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
Shreveport, LA Home Mtg. Authority MH RRB,
Summer Pointe LLC Project, 4.02% 1                                                $    4,250,000    $    4,250,000
                                                                                                    ---------------
                                                                                                        79,840,000

-------------------------------------------------------------------------------------------------------------------
MARYLAND--1.8%
Baltimore Cnty., MD RB, Golf Systems, Series 2001, 4.02% 1                             4,600,000         4,600,000
-------------------------------------------------------------------------------------------------------------------
Baltimore Cnty., MD RB, Prep School Facilities, Series A, 4.02% 1                      3,000,000         3,000,000
-------------------------------------------------------------------------------------------------------------------
MD IDV FAU RB, Our Lady of Good Counsel High School Facilities,
Series 2005B, 4.02% 1                                                                 10,344,000        10,344,000
-------------------------------------------------------------------------------------------------------------------
Montgomery Cnty., MD Consolidated BANs, Series 2002, 3.65%, 8/7/06                    12,500,000        12,500,000
                                                                                                    ---------------
                                                                                                        30,444,000

-------------------------------------------------------------------------------------------------------------------
MICHIGAN--1.9%
Detroit, MI RANs, 4.50%, 3/1/07                                                       12,800,000        12,863,971
-------------------------------------------------------------------------------------------------------------------
Detroit, MI RANs, 4.50%, 3/1/07                                                       18,900,000        18,994,457
                                                                                                    ---------------
                                                                                                        31,858,428

-------------------------------------------------------------------------------------------------------------------
MINNESOTA--2.4%
Bloomington, MN CD RB, 94th Street Associates Project, Series 1985, 4.02% 1            3,645,000         3,645,000
-------------------------------------------------------------------------------------------------------------------
Bloomington, MN CD RB, James Avenue Associates Project,
Series 1985, 4.02% 1                                                                   3,535,000         3,535,000
-------------------------------------------------------------------------------------------------------------------
East Grand Forks, MN SWD RB, American Crystal Sugar Co.,
Series 05B, 4.12% 1                                                                    4,500,000         4,500,000
-------------------------------------------------------------------------------------------------------------------
East Grand Forks, MN SWD RB, American Crystal Sugar Co.,
Series 2000, 4.12% 1                                                                   5,750,000         5,750,000
-------------------------------------------------------------------------------------------------------------------
Ely, MN RB, YMCA Greater St. Paul Project, 4.02% 1                                       865,000           865,000
-------------------------------------------------------------------------------------------------------------------
Mankato, MN IDV RB, Sacco Family Ltd. Partnership, 4.17% 1                               925,000           925,000
-------------------------------------------------------------------------------------------------------------------
MN GOB, ETET Series 20002301, Cl. A, 4.02% 1,2                                        16,010,000        16,010,000
-------------------------------------------------------------------------------------------------------------------
Rochester, MN IDV RRB, Seneca Foods Corp. Project, Series 1992, 4.22% 1                4,675,000         4,675,000
-------------------------------------------------------------------------------------------------------------------
St. Paul, MN POAU IDV RB, Camada Ltd. Partnership, Series 2002-11, 4.07% 1               590,000           590,000
                                                                                                    ---------------
                                                                                                        40,495,000

-------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.2%
MS Business Finance Corp. IDV RB, Jimmy Sanders, Inc. Project, 4.14% 1                   950,000           950,000
-------------------------------------------------------------------------------------------------------------------
Panola Cnty., MS IDV RRB, The Kroger Co., Series 2003, 4.07% 1                         3,250,000         3,250,000
                                                                                                    ---------------
                                                                                                         4,200,000

-------------------------------------------------------------------------------------------------------------------
MISSOURI--1.7%
Jackson Cnty., MO IDA RB, Linda Hall Library Project, 4.09% 1                          6,700,000         6,700,000
-------------------------------------------------------------------------------------------------------------------
MO DFB Cultural Facilities RB, Center of Creative Arts Project,
Series 2004, 4% 1                                                                      1,800,000         1,800,000
-------------------------------------------------------------------------------------------------------------------
South Pointe/Hunters Ridge, MO RB, Trust Certificates, Series 2005 A, 4.06% 1,2       10,575,000        10,575,000
-------------------------------------------------------------------------------------------------------------------
South Pointe/Hunters Ridge, MO RB, Trust Certificates, Series 2005 B, 4.06% 1,2        8,365,000         8,365,000


                        11 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL             VALUE
                                                                                          AMOUNT        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
St. Louis Cnty., MO IDAU MH RB, Heatherbrook Gardens Apts.,
Series 1992, 4.13% 1                                                              $    1,765,000    $    1,765,000
                                                                                                    ---------------
                                                                                                        29,205,000

-------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.6%
NE Amerwood RB, Certificates Trust, Amberwood Apts.,
Series 2006A, 4.18% 1,2                                                               10,720,000        10,720,000
-------------------------------------------------------------------------------------------------------------------
NEVADA--1.5%
Henderson, NV WSS GOLB, Series A, 5.25%, 9/1/06                                          500,000           501,340
-------------------------------------------------------------------------------------------------------------------
NV GOLB, SGMSTR Series 1997 SG114, 4% 1,2                                             15,000,000        15,000,000
-------------------------------------------------------------------------------------------------------------------
Washoe Cnty., NV GOLB, AAMC Series 2001-24, Single Asset Trust, 4.02% 1,2             11,090,000        11,090,000
                                                                                                    ---------------
                                                                                                        26,591,340

-------------------------------------------------------------------------------------------------------------------
NEW JERSEY--0.1%
NJ EDAU RB, Paddock Realty LLC Project, 4.17% 1                                        1,300,000         1,300,000
-------------------------------------------------------------------------------------------------------------------
NEW MEXICO--3.5%
Gallup, NM PC RRB, Tri-State Generation & Transmission Assn.,
Series 2005, 4%, 8/15/06                                                               2,795,000         2,796,454
-------------------------------------------------------------------------------------------------------------------
NM MFA RB, SFM Program Series 2006, 4.34% 1                                           37,764,715        37,764,715
-------------------------------------------------------------------------------------------------------------------
University of NM RB, System Improvement, Sub. Lien, Series 2001, 4.02% 1              19,515,000        19,515,000
                                                                                                    ---------------
                                                                                                        60,076,169

-------------------------------------------------------------------------------------------------------------------
NEW YORK--3.1%
NY TSASC, Inc. RRB, P-Floats, Series PA-1355, 4.04% 1,2                                2,500,000         2,500,000
-------------------------------------------------------------------------------------------------------------------
NY TSASC, Inc. RRB, P-Floats, Series PA-1356, 4.04% 1,2                                4,705,000         4,705,000
-------------------------------------------------------------------------------------------------------------------
NY TSASC, Inc. RRB, P-Floats, Series PA-1359, 4.07% 1,2                               10,350,000        10,350,000
-------------------------------------------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB, Series 2005, 4.02% 1                           7,300,000         7,300,000
-------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project, 4.05% 1                                     1,600,000         1,600,000
-------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Sephardic Community Youth Center
Project, Series 2006, 4.02% 1                                                         10,000,000        10,000,000
-------------------------------------------------------------------------------------------------------------------
NYC IDA RB, Reset Option Certificates II Trust, Series 523CE, 4.02% 1,2                2,200,000         2,200,000
-------------------------------------------------------------------------------------------------------------------
Oneida Cnty., NY IDA Civic Facilities RB, Rome Memorial Hospital, Inc.
Project, Series 2005, 4.02% 1                                                          5,000,000         5,000,000
-------------------------------------------------------------------------------------------------------------------
Onondaga Cnty., NY IDA Civic Facilities RB, Syracuse Resh Corp.
Project, Series 2005, 4.02% 1                                                         10,000,000        10,000,000
                                                                                                    ---------------
                                                                                                        53,655,000

-------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.2%
Craven Cnty., NC IFPCFA RB, Wheatstone Corp. Project, 4.32% 1                          1,640,000         1,640,000
-------------------------------------------------------------------------------------------------------------------
Hoke Cnty., NC IFPCFA RB, Triangle Building Supply, Inc.
Project, Series 1997, 4.32% 1                                                          1,375,000         1,375,000
-------------------------------------------------------------------------------------------------------------------
Wake Cnty., NC IFPCFA RB, Aeroglide Corp. Project, Series 1997, 4.32% 1                  900,000           900,000
                                                                                                    ---------------
                                                                                                         3,915,000


                        12 | CENTENNIAL TAX EXEMPT TRUST

                                                                                       PRINCIPAL             VALUE
                                                                                          AMOUNT        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
OHIO--0.8%
East Liverpool, OH Hospital Facilities RB, East Liverpool City Hospital,
Series 2006, 4.02% 1                                                              $    5,765,000    $    5,765,000
-------------------------------------------------------------------------------------------------------------------
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 3.85%, 12/15/06 3                   1,925,000         1,925,000
-------------------------------------------------------------------------------------------------------------------
Madeira, OH ED RRB, The Kroger Co., Series 2004, 4.07% 1                               2,050,000         2,050,000
-------------------------------------------------------------------------------------------------------------------
OH Water DAU RB, Series A, 4.01% 1                                                       348,000           348,000
-------------------------------------------------------------------------------------------------------------------
Stark Cnty., OH IDV RRB, The Kroger Co., Series 2004, 4.07% 1                          3,100,000         3,100,000
                                                                                                    ---------------
                                                                                                        13,188,000

-------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--0.5%
Berks Cnty., PA IDAU RB, Visiting Nurse Assn., Inc. Project, Series B, 4.08% 1           620,000           620,000
-------------------------------------------------------------------------------------------------------------------
Harrisburg, PA RB, Haverford Township School, Subseries 2001-A, 4.02% 1                2,195,000         2,195,000
-------------------------------------------------------------------------------------------------------------------
Philadelphia, PA IDAU RB, Friends of Mast School, Inc. Project, 4.03% 1                  790,000           790,000
-------------------------------------------------------------------------------------------------------------------
Philadelphia, PA RA MH RRB, Series 1995 A, 4.02% 1                                     4,425,000         4,425,000
                                                                                                    ---------------
                                                                                                         8,030,000

-------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.1%
SC Medical University HA RB, Series 2005-A, 4.02% 1,2                                 18,230,000        18,230,000
-------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.5%
SD H&EFA RRB, Sioux Valley Health & Hospital, Series 2001B, 4.27% 1                    2,000,000         2,000,000
-------------------------------------------------------------------------------------------------------------------
SD H&EFA RRB, Sioux Valley Health & Hospital, Series 2001C, 4.02% 1                    7,500,000         7,500,000
                                                                                                    ---------------
                                                                                                         9,500,000

-------------------------------------------------------------------------------------------------------------------
TENNESSEE--3.6%
Springfield, TN IDV Board RRB, The Kroger Co., Series 2004, 4.07% 1                    4,500,000         4,500,000
-------------------------------------------------------------------------------------------------------------------
TN Tennergy Corp. Gas RB, PTTR, Series 1258Q, 4.03% 1,2                               15,000,000        15,000,000
-------------------------------------------------------------------------------------------------------------------
TN Tennergy Corp. RB, BNP Paribas STARS Certificates Trust,
Series 2006-001, 4.02% 1,2                                                            41,700,000        41,700,000
                                                                                                    ---------------
                                                                                                        61,200,000

-------------------------------------------------------------------------------------------------------------------
TEXAS--18.4%
Bexar Cnty., TX HFC MH RB, Summit Hills Apts. Project, Series A, 4.02% 1               3,500,000         3,500,000
-------------------------------------------------------------------------------------------------------------------
Coppell, TX ISD GOLB, P-Floats, Series PZ-69, 4.04% 1,2                                3,460,000         3,460,000
-------------------------------------------------------------------------------------------------------------------
Dallas, TX ISD GOUN, AAMC Series 2006-8, 4.02% 1,2                                    14,565,000        14,565,000
-------------------------------------------------------------------------------------------------------------------
Galveston Cnty., TX MH RRB, Village by the Sea Ltd. Apts. Project, 4.02% 1             5,090,000         5,090,000
-------------------------------------------------------------------------------------------------------------------
Harris Cnty., TX HFDC RB, The Methodist System-B, 4.15% 1                             43,800,000        43,800,000
-------------------------------------------------------------------------------------------------------------------
Harris Cnty./Houston, TX Sports Authority Special RRB,
Floating Rate Trust Receipts, Series PZ-65, 4.04% 1                                    7,700,000         7,700,000
-------------------------------------------------------------------------------------------------------------------
Houston, TX Hotel Occupancy Tax & Special RRB, P-Floats,
Series PZ-87, 3.99% 1,2                                                                5,240,000         5,240,000
-------------------------------------------------------------------------------------------------------------------
Houston, TX WSS RB, P-Floats, Series PZ-67, 4.04% 1,2                                  3,530,000         3,530,000
-------------------------------------------------------------------------------------------------------------------
Houston, TX WSS RB, SGMSTR Series 1997 SG120, 4% 1,2                                  22,600,000        22,600,000
-------------------------------------------------------------------------------------------------------------------
Irving, TX ISD GOUN, AAMC Series 2002-8, 4.02% 1,2                                    11,390,000        11,390,000


                        13 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL             VALUE
                                                                                          AMOUNT        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
TEXAS Continued
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series 2004, 3%, 12/15/06 3          $   11,375,000    $   11,375,000
-------------------------------------------------------------------------------------------------------------------
Manor, TX ISD GOUN, Series 2006, 3.50%, 8/1/06 3                                       9,150,000         9,150,000
-------------------------------------------------------------------------------------------------------------------
Northside, TX ISD GOUN, AAMC Series 2006-23, 4.02% 1,2                                 5,000,000         5,000,000
-------------------------------------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas Systems RB, Jr. Lien, Series 2003, 4.01% 1             47,150,000        47,150,000
-------------------------------------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas Systems RRB, PTTR, Series 769, 3.51%, 8/1/06 2,3       21,440,000        21,440,000
-------------------------------------------------------------------------------------------------------------------
Spring Branch, TX ISD Schoolhouse GOLB, Series 2004, 3%, 12/15/06 3                   15,700,000        15,700,000
-------------------------------------------------------------------------------------------------------------------
TX Affordable Housing Corp. MH RB, Series 2006-1315, 4.07% 1,2                        12,650,000        12,650,000
-------------------------------------------------------------------------------------------------------------------
TX Small Business IDC RB, Public Facilities Capital Access, 4.01% 1                    1,700,000         1,700,000
-------------------------------------------------------------------------------------------------------------------
TX Student HAU RB, P-Floats, Series PT-3101, 4.06% 1,2                                 4,240,000         4,240,000
-------------------------------------------------------------------------------------------------------------------
TX TUAU RB, BNP Paribas STARS Certificate Trust, Series 2006-155, 4.04% 1,2            9,580,000         9,580,000
-------------------------------------------------------------------------------------------------------------------
University of Texas RRB, PTTR, Series 1328B, 4.01% 1,2                                 4,000,000         4,000,000
-------------------------------------------------------------------------------------------------------------------
University of TX System Board of Regents RB, Financing System,
Series A, 3.58%, 8/4/06                                                               25,000,000        25,000,000
-------------------------------------------------------------------------------------------------------------------
University of TX System Board of Regents RB, Financing System,
Series A, 3.57%, 8/4/06                                                               19,800,000        19,800,000
-------------------------------------------------------------------------------------------------------------------
University of TX System Board of Regents RB, Financing System,
Series A, 3.51%, 8/4/06                                                                7,625,000         7,625,000
                                                                                                    ---------------
                                                                                                       315,285,000

-------------------------------------------------------------------------------------------------------------------
UTAH--0.8%
Beaver Cnty., UT Environmental Facilities RB, Best Biofuels LLC Project,
Series 2003A, 4.32% 1                                                                 10,985,000        10,985,000
-------------------------------------------------------------------------------------------------------------------
Davis Cnty., UT RB, Series 2003, 4.22% 1                                               2,310,000         2,310,000
-------------------------------------------------------------------------------------------------------------------
Riverdale, UT RA Tax Increment RB, 4.07% 1                                             1,000,000         1,000,000
                                                                                                    ---------------
                                                                                                        14,295,000

-------------------------------------------------------------------------------------------------------------------
WASHINGTON--0.7%
Clark Cnty., WA Vancouver SDI No. 037 GOUN, P-Floats, Series PZ-55, 4.04% 1,2          2,765,000         2,765,000
-------------------------------------------------------------------------------------------------------------------
WA EDFA RB, A&T Mensonides Project, Series 2001-I, 4.17% 1                             1,800,000         1,800,000
-------------------------------------------------------------------------------------------------------------------
WA Housing Finance Commission Nonprofit RRB, Judson Park Project,
Series 2004A, 4% 1                                                                       120,000           120,000
-------------------------------------------------------------------------------------------------------------------
WA Motor Vehicle Fuel Tax GOUN, Goldman Sachs Trust,
Series 2006-7TPZ, 4.04% 1,2                                                            8,105,000         8,105,000
                                                                                                    ---------------
                                                                                                        12,790,000

-------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--1.0%
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-A, 4.07% 1                      4,500,000         4,500,000
-------------------------------------------------------------------------------------------------------------------
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-B, 4.07% 1                      6,850,000         6,850,000
-------------------------------------------------------------------------------------------------------------------
Marmet, WV CD RRB, The Kroger Co., Series 2004, 4.07% 1                                3,100,000         3,100,000
-------------------------------------------------------------------------------------------------------------------
WV HOFA RB, Pooled Financing Project, Series 2000 B-1, 4.04% 1                         3,235,000         3,235,000
                                                                                                    ---------------
                                                                                                        17,685,000


                        14 | CENTENNIAL TAX EXEMPT TRUST

                                                                                       PRINCIPAL             VALUE
                                                                                          AMOUNT        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------
WISCONSIN--4.5%
Badger, WI Tobacco Asset Securitization Corp. RB, P-Floats,
Series PA 1361, 4.07% 1,2                                                         $    3,145,000    $    3,145,000
-------------------------------------------------------------------------------------------------------------------
Columbus, WI IDV RB, Maysteel Corp. Project, Series 1994, 4.32% 1                      2,000,000         2,000,000
-------------------------------------------------------------------------------------------------------------------
Janesville, WI IDV RRB, Seneca Foods Corp. Project, Series 2002, 4.22% 1               7,710,000         7,710,000
-------------------------------------------------------------------------------------------------------------------
La Crosse, WI IDV RB, Fiberpro, Inc. Project, Series 2005, 4.17% 1                     2,150,000         2,150,000
-------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Group Health Cooperative
of South Central Wisconsin, 4.09% 1                                                    4,200,000         4,200,000
-------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Lakeland College, Series 2005, 4.07% 1                                   14,050,000        14,050,000
-------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, P-Floats, Series MT-215, 4.06% 1,2                                        2,125,000         2,125,000
-------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Ripon College, 4.07% 1                                                   23,165,000        23,165,000
-------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Sinai Samaritan Hospital, Series 1994 A, 4.01% 1                         18,020,000        18,020,000
                                                                                                    ---------------
                                                                                                        76,565,000

-------------------------------------------------------------------------------------------------------------------
WYOMING--0.5%
Campbell Cnty., WY IDV RB, Powder Basin Properties Project,
Series 1996, 4.17% 1                                                                   4,140,000         4,140,000
-------------------------------------------------------------------------------------------------------------------
Gillette, WY PC RRB, Pacificorp Project, Series 1988, 4.01% 1                          4,650,000         4,650,000
                                                                                                    ---------------
                                                                                                         8,790,000

-------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.5%
Washington DC, WSS RB, AAMC Series 2005-24, 4.02% 1,2                                  8,345,000         8,345,000
-------------------------------------------------------------------------------------------------------------------
OTHER TERRITORIES--5.5%
Floating Rate Trust Receipts, Series 2001 C5, 4.18% 1,2                                6,570,000         6,570,000
-------------------------------------------------------------------------------------------------------------------
Municipal Securities Pool Trust, SGMSTR Series P-18, 4.10% 1,2                         7,770,000         7,770,000
-------------------------------------------------------------------------------------------------------------------
P-Floats, Series PZP-001, 4.10% 1,2                                                    9,215,000         9,215,000
-------------------------------------------------------------------------------------------------------------------
Reset Option Certificates II-R Trust, Series 8002-FA, 4.07% 1,2                       25,000,000        25,000,000
-------------------------------------------------------------------------------------------------------------------
Reset Option Certificates II-R Trust, Series 8005-MN, 4.07% 1,2                       20,000,000        20,000,000
-------------------------------------------------------------------------------------------------------------------
Reset Option Certificates II-R Trust, Series 8001-JJ, 4.07% 1,2                       25,000,000        25,000,000
                                                                                                    ---------------
                                                                                                        93,555,000

-------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.6%
PR Commonwealth Credit Enhanced Custodial Receipts, 3.25%, 7/24/06 2                   8,000,000         8,000,000
-------------------------------------------------------------------------------------------------------------------
PR Commonwealth GOUN, Floating Rate Trust Receipts,
Series 2005-F2, 4.03% 1,2                                                              2,475,000         2,475,000
                                                                                                    ---------------
                                                                                                        10,475,000

-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,702,074,140)                                           99.5%    1,702,074,140
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                              0.5         8,292,087
                                                                                  ---------------------------------
NET ASSETS                                                                                 100.0%   $1,710,366,227
                                                                                  =================================


                        15 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

AAMC        ABN AMRO Munitops Certificates
BANs        Bond Anticipation Nts.
BOE         Board of Education
CD          Commercial Development
CDAU        Community Development Authority
DAU         Development Authority
DFA         Development Finance Authority
DFB         Development Finance Board
ECFA        Educational and Cultural Facilities Authority
ED          Economic Development
EDAU        Economic Development Authority
EDFA        Economic Development Finance Authority
EDLFA       Educational Facilities Authority
ETET        Eagle Tax-Exempt Trust
FA          Facilities Authority
FAU         Finance Authority
GO          General Obligation
GOB         General Obligation Bonds
GOLB        General Obligation Ltd. Bonds
GOUN        General Obligation Unlimited Nts.
H&EFA       Health and Educational Facilities Authority
HA          Hospital Authority
HAU         Housing Authority
HFA         Housing Finance Agency/Authority
HFAU        Health Facilities Authority
HFC         Housing Finance Corp.
HFDC        Health Facilities Development Corp.
HOFA        Hospital Finance Agency/Authority
IDA         Industrial Development Agency
IDAU        Industrial Development Authority
IDB         Industrial Development Board
IDC         Industrial Development Corp.
IDR         Industrial Development Revenue
IDV         Industrial Development
IFPCFA      Industrial Facilities and Pollution Control Financing Authority
ISD         Independent School District
MFA         Mortgage Finance Authority
MH          Multifamily Housing
MPA         Municipal Power Agency
NYC         New York City
P-Floats    Puttable Floating Option Tax Exempt Receipts
PC          Pollution Control
POAU        Port Authority
PPS         Public Power System
PTTR        Puttable Tax Exempt Receipts
RA          Redevelopment Agency/Authority
RANs        Revenue Anticipation Nts.
RB          Revenue Bonds
REF         Refunding
RRB         Revenue Refunding Bonds
SCDAU       Statewide Communities Development Authority
SDI         School District
SFM         Single Family Mtg.
SGMSTR      Societe Generale, NY Branch Municipal Security Trust Receipts
SWD         Solid Waste Disposal
TANs        Tax Anticipation Nts.
TS          Tobacco Settlement
TUAU        Turnpike Authority
TXAL        Tax Allocation
WSS         Water & Sewer System
YMCA        Young Men's Christian Assoc.

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2006. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $665,406,000 or 38.90% of the Trust's net assets as of June 30, 2006.

3. Put obligation redeemable at full principal value on the date reported.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        16 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------
Investments, at value (cost $1,702,074,140)--see accompanying
  statement of investments                                                      $  1,702,074,140
-------------------------------------------------------------------------------------------------
Cash                                                                                     364,014
-------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                               9,930,893
Shares of beneficial interest sold                                                        27,686
Other                                                                                    124,683
                                                                                -----------------
Total assets                                                                       1,712,521,416

-------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                                              1,825,953
Distribution and service plan fees                                                       118,941
Investments purchased                                                                     60,013
Transfer and shareholder servicing agent fees                                             38,152
Shares of beneficial interest redeemed                                                    35,502
Shareholder communications                                                                25,679
Trustees' compensation                                                                    10,057
Other                                                                                     40,892
                                                                                -----------------
Total liabilities                                                                      2,155,189

-------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $  1,710,366,227
                                                                                =================

-------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------
Paid-in capital                                                                 $  1,710,098,741
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                             267,486
                                                                                -----------------
NET ASSETS--applicable to 1,710,127,789 shares of beneficial
  interest outstanding                                                          $  1,710,366,227
                                                                                =================

-------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING
  PRICE PER SHARE                                                               $           1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        17 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------
Interest                                                                        $     52,236,381

-------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------
Management fees                                                                        7,265,322
-------------------------------------------------------------------------------------------------
Service plan fees                                                                      3,392,783
-------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                            470,429
-------------------------------------------------------------------------------------------------
Shareholder communications                                                               110,390
-------------------------------------------------------------------------------------------------
Trustees' compensation                                                                    10,625
-------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                6,006
-------------------------------------------------------------------------------------------------
Administration service fees                                                                1,500
-------------------------------------------------------------------------------------------------
Other                                                                                    238,279
                                                                                -----------------
Total expenses                                                                        11,495,334

-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                 40,741,047

-------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                         273,030

-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $     41,014,077
                                                                                =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        18 | CENTENNIAL TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                     2006                2005
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                        $    40,741,047    $     21,486,725
-------------------------------------------------------------------------------------------------
Net realized gain                                                    273,030              96,274
                                                             ------------------------------------
Net increase in net assets resulting from operations              41,014,077          21,582,999

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income                             (40,741,047)        (21,486,725)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions                              9,553,672         (77,683,115)

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase (decrease)                                          9,826,702         (77,586,841)
-------------------------------------------------------------------------------------------------
Beginning of period                                            1,700,539,525       1,778,126,366
                                                             ------------------------------------

End of period                                                $ 1,710,366,227    $  1,700,539,525
                                                             ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        19 | CENTENNIAL TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                     2006            2005            2004           2003            2002
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $      1.00     $      1.00     $      1.00    $      1.00     $      1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                  .02 1           .01 1            -- 2          .01             .01
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders          (.02)           (.01)             -- 2         (.01)           (.01)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $      1.00     $      1.00     $      1.00    $      1.00     $      1.00
                                                 ===========================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                          2.44%           1.21%           0.35%          0.69%           1.17%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)          $     1,710     $     1,701     $     1,778    $     1,877     $     1,824
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                 $     1,701     $     1,797     $     1,851    $     1,882     $     1,904
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   2.40%           1.20%           0.35%          0.68%           1.16%
Total expenses                                          0.68%           0.67%           0.67%          0.66%           0.69%
Expenses after payments and waivers
and reduction to custodian expenses                     0.68%           0.65%           0.67%          0.66%           0.69%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        20 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. TheTrust's investment advisor is Centennial Asset Management Corporation (the Manager), a wholly owned subsidiary of OppenheimerFunds, Inc. (OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

            UNDISTRIBUTED NET         UNDISTRIBUTED          ACCUMULATED LOSS
            INVESTMENT INCOME        LONG-TERM GAIN          CARRYFORWARD 1,2
            -----------------------------------------------------------------
            $1,863,298                     $267,485                       $--

1. During the fiscal year ended June 30, 2006, the Trust utilized $5,544 of capital loss carryforward to offset capital gains realized in that fiscal year.

2. During the fiscal year ended June 30, 2005, the Trust utilized $96,274 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

The tax character of distributions paid during the years ended June 30, 2006 and June 30, 2005 was as follows:

                                               YEAR ENDED        YEAR ENDED
                                            JUNE 30, 2006     JUNE 30, 2005
            ---------------------------------------------------------------
            Distributions paid from:
            Exempt-interest dividends         $40,741,047       $21,486,725


                        21 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash over- drafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. At June 30, 2006, the Trust had $310 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.


                        22 | CENTENNIAL TAX EXEMPT TRUST

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                           YEAR ENDED JUNE 30, 2006                YEAR ENDED JUNE 30, 2005
                                          SHARES              AMOUNT             SHARES               AMOUNT
-------------------------------------------------------------------------------------------------------------
Sold                               4,960,314,040     $ 4,960,314,040      5,467,251,055      $ 5,467,251,055
Dividends and/or
distributions reinvested              39,822,761          39,823,348         20,503,644           20,503,644
Redeemed                          (4,990,583,716)     (4,990,583,716)    (5,565,437,814)      (5,565,437,814)
                                  ---------------------------------------------------------------------------
Net increase (decrease)                9,553,085     $     9,553,672        (77,683,115)     $   (77,683,115)
                                  ===========================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an average annual rate as shown in the following table:

            FEE SCHEDULE
            ---------------------------------------------
            Up to $250 million of net assets       0.500%
            Next $250 million of net assets        0.475
            Next $250 million of net assets        0.450
            Next $250 million of net assets        0.425
            Next $250 million of net assets        0.400
            Next $250 million of net assets        0.375
            Next $500 million of net assets        0.350
            Over $2 billion of net assets          0.325

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2006, the Trust paid $475,190 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12B-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made period- ically, depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and


                        23 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Under the investment advisory agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates. However, the annual fee cannot be less than $0. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.


                        24 | CENTENNIAL TAX EXEMPT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL TAX EXEMPT TRUST:
We have audited the accompanying statement of assets and liabilities of Centennial Tax Exempt Trust, including the statement of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Tax Exempt Trust as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2006


                        25 | CENTENNIAL TAX EXEMPT TRUST

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all taxable dividends and distributions paid to them by the Trust during calendar year 2006. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                        26 | CENTENNIAL TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        27 | CENTENNIAL TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE        PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER
TRUST, LENGTH OF SERVICE, AGE          TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF PORTFOLIOS IN THE TRUST COMPLEX
                                       CURRENTLY OVERSEEN

INDEPENDENT                            THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                               CENTENNIAL, COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE
                                       TERM, OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,                  Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board of               Mortgage Company (since 1991), Centennial State Mortgage Company (since
Trustees (since 2003),                 1994), and The El Paso Mortgage Company (since 1993); Chairman of the fol-
Trustee (since 2000)                   lowing private companies: Ambassador Media Corporation (since 1984) and
Age: 69                                Broadway Ventures (since 1984); Director of the following: Helmerich &
                                       Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus
                                       Crusade for Christ (since 1991) and The Lynde and Harry Bradley
                                       Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (insurance agency)
                                       (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency)
                                       (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees
                                       38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                        Director and President of A.G. Edwards Capital, Inc. (General Partner of
Trustee (since 1990)                   private equity funds) (until February 2001); Chairman, President and Chief
Age: 75                                Executive Officer of A.G. Edwards Capital, Inc. (until March 2000);
                                       Director of A.G. Edwards & Sons, Inc. (brokerage company) (until 2000) and
                                       A.G. Edwards Trust Company (investment adviser) (until 2000); Vice
                                       Chairman and Director of A.G. Edwards, Inc. (until March 1999); Vice
                                       Chairman of A.G. Edwards & Sons, Inc. (until March 1999); Chairman of A.G.
                                       Edwards Trust Company (until March 1999) and A.G.E. Asset Management
                                       (investment adviser) (until March 1999). Oversees 38 portfolios in the
                                       OppenheimerFunds complex.

GEORGE C. BOWEN,                       Assistant Secretary and Director of the Manager (December 1991-April
Trustee (since 1998)                   1999); President, Treasurer and Director of Centennial Capital Corporation
Age: 69                                (June 1989-April 1999); Chief Executive Officer and Director of
                                       MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with OppenheimerFunds, Inc. and with subsidiary or affiliated companies of OppenheimerFunds, Inc. (September 1987-April 1999). Oversees
                                       38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                     Member of The Life Guard of Mount Vernon (George Washington historical
Trustee (since 2000)                   site) (since June 2000); Director of Genetic ID, Inc. (biotech company)
Age: 67                                (March 2001-May 2002); Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global
                                       Investment Management Industry Services Group (accounting firm) (July
                                       1994-June 1998). Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                         Director of UNUMProvident (insurance company) (since June 2002); Director
Trustee (since 1990)                   of Northwestern Energy Corp. (public utility corporation) (since November
Age: 64                                2004); Director of P.R. Pharmaceuticals (October 1999-October 2003);
                                       Director of Rocky Mountain Elk Foundation (non-profit organization)
                                       (February 1998-February 2003 and since February 2005); Chairman and
                                       Director (until October 1996) and President and Chief Executive Officer
                                       (until October 1995) of OppenheimerFunds, Inc.; President, Chief Executive
                                       Officer and Director of the


                        28 | CENTENNIAL TAX EXEMPT TRUST

JON S. FOSSEL,                         following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company
Continued                              of OppenheimerFunds, Inc.), Shareholders Services, Inc. and Shareholder
                                       Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                          Director of Colorado Uplift (charitable organization) (since September
Trustee (since 1996)                   1984). Mr. Freedman held several positions with OppenheimerFunds, Inc. and
Age: 65                                with subsidiary or affiliated companies of OppenheimerFunds, Inc. (until
                                       October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,                   Trustee of Monterey Institute for International Studies (educational
Trustee (since 2002)                   organization) (since February 2000); Board Member of Middlebury College
Age: 59                                (educational organization) (since December 2005); Director of The
                                       California Endowment (philanthropic organization) (since April 2002);
                                       Director (February 2002-2005) and Chairman of Trustees (since 2006) of the
                                       Community Hospital of Monterey Peninsula; Director (October 1991-2005) and
                                       Vice Chairman (since 2006) of American Funds' Emerging Markets Growth
                                       Fund, Inc. (mutual fund); President of ARCO Investment Management Company
                                       (February 1991-April 2000); Member of the investment committees of The
                                       Rockefeller Foundation (since 2001) and The University of Michigan (since
                                       2000); Advisor at Credit Suisse First Boston's Sprout venture capital unit
                                       (venture capital fund) (1994-January 2005); Trustee of MassMutual
                                       Institutional Funds (investment company) (1996-June 2004); Trustee of MML
                                       Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                      Director of Jones International University (educational organization)
Trustee (since 2002)                   (since August 2005); Chairman, Chief Executive Officer and Director of
Age: 61                                Steele Street State Bank (commercial banking) (since August 2003);
                                       Director of Colorado UpLIFT (charitable organization) (since 1986);
                                       Trustee of the Gallagher Family Foundation (non-profit organization)
                                       (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S.
                                       Bancorp and formerly Colorado National Bank) (July 1996-April 1999);
                                       Director of Commercial Assets, Inc. (real estate investment trust)
                                       (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and
                                       Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-
                                       February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,              Trustee of MassMutual Select Funds (formerly MassMutual Institutional
Trustee (since 2000)                   Funds) (investment company) (since 1996) and MML Series Investment
Age: 64                                Fund (investment company) (since 1996); Trustee (since 1987) and Chairman
                                       (1994-2005) of the Investment Committee of the Worcester Polytech
                                       Institute (private university); President and Treasurer of the SIS Funds
                                       (private charitable fund) (since January 1999); Chairman of SIS & Family
                                       Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July
                                       1999); and Executive Vice President of Peoples Heritage Financial Group,
                                       Inc. (commercial bank) (January 1999-July 1999). Oversees 40 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                     THE ADDRESS OF MR. GRABISH IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                       80112-3924. MR. GRABISH SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS
                                       RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. GRABISH IS AN INTERESTED
                                       TRUSTEE DUE TO HIS POSITIONS WITH A.G. EDWARDS & SONS, INC. WHICH SELLS
                                       SHARE OF THE TRUST.

RICHARD F. GRABISH,                    Senior Vice President and Assistant Director of Sales and Marketing (since
Trustee (since 2001)                   March 1997), Director (since March 1987) and Manager of Private Client
Age: 57                                Services (June 1985-June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment


                        29 | CENTENNIAL TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

RICHARD F. GRABISH,                    firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company,
Continued                              FSB (since March 2001); President and Vice Chairman of A.G. Edwards Trust
                                       Company, FSB (investment adviser) (April 1987-March 2001); President of
                                       A.G. Edwards Trust Company, FSB (investment adviser) (since June 2005).
                                       Oversees 5 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                     THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY
AND OFFICER                            STREET, 11TH FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A
                                       TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                       DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                       RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED
                                       TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS
                                       AFFILIATES.

JOHN V. MURPHY,                        Chairman, Chief Executive Officer and Director (since June 2001) and
Trustee, President and                 President (since September 2000) of OppenheimerFunds, Inc.; President and
Principal Executive Officer            director or trustee of other Oppenheimer funds; President and Director of
(since 2001)                           OAC and of Oppenheimer Partnership Holdings, Inc. (holding company
Age: 57                                subsidiary of OppenheimerFunds, Inc.) (since July 2001); Director of
                                       OppenheimerFunds Distributor, Inc. (subsidiary of OppenheimerFunds, Inc.)
                                       (since November 2001); Chairman and Director of Shareholder Services, Inc.
                                       and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of OppenheimerFunds, Inc.) (since July 2001); President and Director of
                                       OppenheimerFunds Legacy Program (charitable trust program established by
                                       OppenheimerFunds, Inc.) (since July 2001); Director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: the Manager,
                                       OFI Institutional Asset Management, Inc., Trinity Investment Management
                                       Corporation and Tremont Capital Management, Inc. (since November 2001),
                                       HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                                       (since July 2001); President (since November 2001) and Director (since
                                       July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice
                                       President of Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation
                                       (holding company parent of Babson Capital Management LLC) (since June
                                       1995); Member of the Investment Company Institute's Board of Governors
                                       (since October 3, 2003); Chief Operating Officer of OppenheimerFunds, Inc.
                                       (September 2000-June 2001); President and Trustee of MML Series Investment
                                       Fund and MassMutual Select Funds (open-end investment companies) (November
                                       1999-November 2001); Director of C.M. Life Insurance Company (September
                                       1999-August 2000); President, Chief Executive Officer and Director of MML
                                       Bay State Life Insurance Company (September 1999-August 2000); Director of
                                       Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned sub-sidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 86 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                         THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MR.
OF THE TRUST                           ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                       10281-1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY,
                                       CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE
                                       TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT DEATH OR REMOVAL.

MARK S. VANDEHEY,                      Senior Vice President and Chief Compliance Officer of the Manager and
Vice President and Chief               OppenheimerFunds, Inc. (since March 2004); Vice President of the Manager,
Compliance Officer                     OppenheimerFunds Distributor, Inc., and Shareholder Services, Inc. (since
(since 2004)                           June 1983); Vice President and Director of Internal Audit of
Age: 55                                OppenheimerFunds, Inc. (1997-February 2004). An officer of 86 portfolios in the Oppenheimer funds complex.


                        30 | CENTENNIAL TAX EXEMPT TRUST

BRIAN W. WIXTED,                       Senior Vice President and Treasurer of OppenheimerFunds, Inc. (since March
Treasurer and Principal                1999); Treasurer of the following: Shareholder Services, Inc., HarbourView
Financial and Accounting               Asset Management Corporation, Shareholder Financial Services, Inc.,
Officer (since 1999)                   Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership
Age: 46                                Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since
                                       March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc
                                       (since May 2000), OFI Institutional Asset Management, Inc. (since November
                                       2000), and OppenheimerFunds Legacy Program (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of OppenheimerFunds, Inc.) (since May 2000); Assistant Treasurer of OAC
                                       (since March 1999); and Assistant Treasurer of the Manager and Distributor
                                       (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                                       2000-June 2003); Principal and Chief Operating Officer of Bankers Trust
                                       Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 86 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                        Executive Vice President (since January 2004) and General Counsel (since
Vice President and Secretary           March 2002) of OppenheimerFunds, Inc.; General Counsel of the Manager and
(since 2001)                           Distributor (since December 2001); General Counsel and Director of
Age: 58                                OppenheimerFunds Distributor, Inc. (since December 2001); Senior Vice
                                       President, General Counsel and Director of the Transfer Agent, Shareholder
                                       Financial Services, Inc., OFI Private Investments, Inc. and OFI Trust
                                       Company (since November 2001); Senior Vice President and General Counsel
                                       of HarbourView Asset Management Corporation (since December 2001);
                                       Secretary and General Counsel of OAC (since November 2001); Assistant
                                       Secretary (since September 1997) and Director (since November 2001) of
                                       OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                       President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                       December 2002); Director of Oppenheimer Real Asset Management, Inc. (since
                                       November 2001); Vice President of OppenheimerFunds Legacy Program (since
                                       June 2003); Senior Vice President and General Counsel of OFI Institutional
                                       Asset Management, Inc. (since November 2001); Director of OppenheimerFunds
                                       (Asia) Limited (since December 2003); Senior Vice President (May
                                       1985-December 2003), Acting General Counsel (November 2001-February 2002)
                                       and Associate General Counsel (May 1981-October 2001) of OppenheimerFunds,
                                       Inc.; Assistant Secretary of the following: the Transfer Agent (May
                                       1985-November 2001), Shareholder Financial Services, Inc. (November
                                       1989-November 2001), and OppenheimerFunds International Ltd. (September
                                       1997-November 2001). An officer of 86 portfolios in the OppenheimerFunds complex.

THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                        31 | CENTENNIAL TAX EXEMPT TRUST


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $28,000 in fiscal 2006 and $27,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees for 2006 or 2005.

The principal accountant for the audit of the registrant's annual financial statements billed $21,500 for 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Merger related consents and financial statement reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $1,880 in fiscal 2006 and no such fees in fiscal 2005to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $23,380 in fiscal 2006 and no such fees in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Tax Exempt Trust


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006